Summary of Significant Accounting Policies - Summary of Impacts on Consolidated Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Property, plant and equipment	₩ 20,558,446	₩ 20,139,703	₩ 22,087,645
Deferred tax assets	2,307,692	2,275,514
Assets subject to restatement	22,866,138	22,415,217
Equity
Retained earnings	8,541,521	7,518,786
Previously stated [member]
Assets
Property, plant and equipment	20,564,161	20,147,051
Deferred tax assets	2,306,263	2,273,677
Assets subject to restatement	22,870,424	22,420,728
Equity
Retained earnings	8,545,807	7,524,297
Adjustments [member]
Assets
Property, plant and equipment	(5,715)	(7,348)
Deferred tax assets	1,429	1,837
Assets subject to restatement	(4,286)	(5,511)
Equity
Retained earnings	₩ (4,286)	₩ (5,511)